Other payables and accruals - Summary of Other Payables and Accruals (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other payables and accruals
Payroll and welfare payables	¥ 49,302	¥ 42,612
Accrued professional service fees and listing expenses	22,151	35,368
Accrued taxes other than income tax	3,038	2,583
Deferred income from ADS depository	12,449	14,995
Others	99,066	61,674
Total	¥ 186,006	¥ 157,232